Apollo Tactical Income Fund Inc.
Schedule of Investments
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 111.8%(a)
AEROSPACE & DEFENSE - 7.2%
Dynasty Acquisition Co., Inc.
First Lien Term Loan, (3M LIBOR + 3.50%, 0.00% Floor), 3.63%, 04/06/26(c)	1,740,739	1,706,333
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.00% Floor), 3.63%, 04/06/26(c)	3,237,774	3,173,779
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 5.13%, 06/04/26(c)	3,121,221	3,128,384
Pae Holding Corporation
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 10/19/27(c)	1,750,820	1,751,258
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28(c)	7,762,969	7,781,174
		17,540,928
AUTOMOTIVE - 1.3%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28(c)	3,158,863	3,156,226

BANKING, FINANCE, INSURANCE & REAL ESTATE - 5.0%
Asurion, LLC
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 5.33%, 01/31/28(c)	5,250,000	5,241,259
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 5.33%, 01/20/29(c)	1,889,831	1,883,453
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/07/28(c)	2,133,886	2,132,222
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 6.83%, 07/20/26(b)(c)	1,376,950	1,389,425
Washington Prime Group, LP
First Lien Term Loan, (LIBOR + 5.00%, 0.75% Floor), 5.75%, 06/11/25(b)(c)	1,500,000	1,530,000
		12,176,359
BEVERAGE, FOOD & TOBACCO - 0.8%
Ultimate Baked Goods Midco LLC
First Lien Revolving Term Loan, (1M/3M LIBOR + 6.25%, 0.62% Floor), 6.87%, 08/13/27(c)(d)	40,405	39,395
First Lien Term Loan, (3M LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/13/27(c)(d)	2,051,351	2,000,068
		2,039,463
CAPITAL EQUIPMENT - 3.9%
Engineered Machinery Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/19/28(c)	3,052,632	3,054,540
Pro Mach Group, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/31/28(b)(c)	2,346,369	2,359,778
Safe Fleet Holdings, LLC
First Lien Term Loan, (3M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	2,716,684	2,702,245
Second Lien Term Loan, (3M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,388,642
		9,505,205
CHEMICALS, PLASTICS, & RUBBER - 3.5%
Geon Performance Solutions, LLC
First Lien Term Loan B, (3M LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/18/28(c)	2,488,189	2,509,177
LSF11 A5 HoldCo, LLC
First Lien Term Loan B, (LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/30/28(b)(c)	3,168,536	3,176,458
Olympus Water US Holding Corporation
First Lien Term Loan, (LIBOR + 4.00%, 0.50% Floor), 4.50%, 09/21/28(b)(c)	1,378,882	1,378,737
W.R. Grace Holdings, LLC
First Lien Term Loan B, (LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/22/28(b)(c)	1,450,236	1,457,262
		8,521,634
CONSTRUCTION & BUILDING - 3.4%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	6,867,959	6,377,174
Illuminate Merger Sub Corp.
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.50% Floor), 4.00%, 07/21/28(c)	1,829,787	1,831,315
		8,208,489
CONSUMER GOODS: DURABLE - 1.6%
Mattress Firm, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/25/28(b)(c)	2,328,358	2,328,370
TGP Holdings III LLC
First Lien Term Loan, (3M LIBOR + 3.50%, 0.75% Floor), 4.25%, 06/29/28(c)	1,323,852	1,325,514
		3,653,884

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans(a) (continued)
CONTAINERS, PACKAGING & GLASS - 5.2%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23(b)(c)	3,080,636	2,855,133
Berlin Packaging LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.50% Floor), 4.25%, 03/11/28(c)	2,000,000	2,000,210
Pretium PKG Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/05/27(c)	2,293,343	2,297,104
Trident TPI Holdings, Inc.
First Lien Term Loan B3, (3M LIBOR + 4.00%, 0.50% Floor), 4.50%, 09/15/28(b)(c)	5,327,640	5,343,170
		12,495,617
ENVIRONMENTAL INDUSTRIES - 1.9%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 03/27/28(c)	2,992,500	2,999,054
Trugreen Limited Partnership
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27(c)	1,472,200	1,475,262
		4,474,316
FOREST PRODUCTS & PAPER - 1.1%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 02/04/28(b)(c)(e)	2,697,274	2,706,269

HEALTHCARE & PHARMACEUTICALS - 14.5%
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (LIBOR + 6.00%, 0.75% Floor), 6.75%, 09/30/28(b)(c)	2,000,000	1,965,000
CCRR Parent, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/06/28(c)	2,390,052	2,399,014
Curia Global, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/30/26(b)(c)	1,478,396	1,481,626
Endo Luxembourg Finance Company I SARL
First Lien Term Loan, (3M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28(c)	6,035,632	5,916,187
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27(c)	8,673,114	8,705,639
Maravai Intermediate Holdings LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/27(c)	2,917,461	2,929,320
Medline Borrower, LP
First Lien Term Loan B, (LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/30/28(b)(c)	3,411,162	3,405,824
MPH Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.50% Floor), 4.75%, 09/01/28(c)	1,599,713	1,583,724
Phoenix Newco, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.50% Floor), 4.00%, 08/10/28(b)(c)	2,425,898	2,429,318
Resonetics, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 04/28/28(c)	3,250,000	3,259,474
Women's Care Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 01/15/28(c)	1,099,846	1,100,879
		35,176,005
HIGH TECH INDUSTRIES - 11.7%
Atlas CC Acquisition Corp.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28(c)	3,231,853	3,248,238
First Lien Term Loan C, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28(c)	657,326	660,659
DCert Buyer, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.08%, 10/16/26(c)	4,477,273	4,483,496
Second Lien Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.08%, 02/19/29(c)	3,798,692	3,842,605
Flexera Software LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28(c)	2,971,674	2,978,405
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26(c)	3,344,565	3,355,017
Ivanti Software, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/01/27(c)	5,891,559	5,918,719
Riverbed Technology, Inc.
First Lien Term Loan, (3M LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/31/25(c)	920,446	828,401
Second Lien Term Loan, (4.50% PIK), (3M LIBOR + 11.00%, 1.00% Floor), 0.00%, 12/31/26(c)(d)(f)(j)	2,095,729	948,317
Sovos Compliance, LLC
First Lien Term Loan, (3M LIBOR + 4.50%, 0.50% Floor), 5.00%, 08/11/28(c)	2,131,849	2,146,953
		28,410,810

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans(a) (continued)
HOTEL, GAMING & LEISURE - 3.2%
Caesars Resort Collection, LLC
First Lien Term Loan B1, (1M LIBOR + 3.50%, 0.00% Floor), 3.58%, 07/21/25(c)	3,228,080	3,234,568
The Enterprise Development Authority
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/28/28(c)	2,120,846	2,128,746
Varsity Brands Holding Co., Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/16/24(b)(c)	2,493,530	2,450,280
		7,813,594
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 4.5%
Advantage Sales & Marketing Inc.
First Lien Term Loan, (2M LIBOR + 5.25%, 0.75% Floor), 6.00%, 10/28/27(c)	2,461,162	2,476,987
F & W Media, Inc.
First Lien Term Loan B1, (LIBOR + 6.50%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	347,024	–
First Lien Term Loan B2, (LIBOR + 10.00%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	1,076,345	–
Gannett Holdings, LLC
First Lien Term Loan B, (6M LIBOR + 7.00%, 0.75% Floor), 7.75%, 02/09/26(b)(c)	2,306,840	2,327,037
McGraw-Hill Education, Inc.
First Lien Term Loan, (1M LIBOR + 4.75%, 0.50% Floor), 5.25%, 07/28/28(c)	5,974,026	5,999,625
		10,803,649
MEDIA: BROADCASTING & SUBSCRIPTION - 4.8%
Anuvu Holdings 2 LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/25/23(c)(d)	67,400	65,715
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 03/24/25(c)	2,346,207	2,355,991
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/23/26(c)(f)	1,805,042	1,671,920
Gridiron Fiber Corp.
First Lien Term Loan B, (LIBOR + 4.50%, 0.75% Floor), 5.25%, 08/23/28(b)(c)	3,500,000	3,410,330
WideOpenWest Finance, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/23(c)	1,047,335	1,049,299
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 2.84%, 05/18/25(c)	3,054,634	3,001,453
		11,554,708
METALS & MINING - 0.9%
Time Manufacturing Acquisition, LLC
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 02/03/23(c)(d)	2,207,647	2,215,927

RETAIL - 3.8%
At Home Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 0.50% Floor), 4.75%, 07/24/28(c)	1,845,433	1,851,200
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	59,069	8,269
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	261,799	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	320,539	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	10,627	1,488
Empire Today, LLC
First Lien Term Loan, (1M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/24/28(b)(c)	2,963,258	2,947,212
PetSmart, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)	4,462,786	4,478,719
		9,286,888
SERVICES: BUSINESS - 11.6%
Allied Universal Holdco LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28(c)	2,727,419	2,732,833
CareStream Health, Inc.
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23(c)(f)	1,156,679	1,138,368
Deerfield Dakota Holding, LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(c)	928,983	932,829
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23(c)	7,619,658	7,545,861
Endure Digital, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/10/28(c)	3,733,683	3,719,215
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27(c)	1,131,815	1,138,714
Garda World Security Corporation (Canada)
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.34%, 10/30/26(c)(e)	3,946,343	3,957,689
Polaris Newco, LLC
First Lien Term Loan B, (6M LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28(c)	3,604,412	3,616,433
Solera, LLC
Second Lien Term Loan, (6M LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/04/29(c)	3,268,689	3,342,234
		28,124,176

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans(a) (continued)
SERVICES: CONSUMER - 0.5%
USS Ultimate Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/25/24(c)	1,221,374	1,227,151

TELECOMMUNICATIONS - 11.9%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.58%, 07/23/25(c)	3,434,161	3,398,377
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien DIP Term Loan, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 07/13/22(c)(e)	3,636,873	3,668,696
First Lien Term Loan, (Prime + 5.50%, 2.00% Floor), 8.75%, 01/02/24(c)(e)(g)	5,735,607	5,844,956
First Lien Term Loan B, (Prime + 4.75%, 2.00% Floor), 8.00%, 11/27/23(c)(e)(g)	1,188,001	1,205,821
First Lien Term Loan B5, 8.63%, 01/02/24(e)(g)(h)	5,056,202	5,151,005
Orbcomm, Inc.
First Lien Term Loan, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28(c)	3,125,000	3,127,594
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 5.50%, 1.00% Floor), 6.50%, 05/02/23(b)(c)	5,765,795	4,807,232
Zacapa SARL (Luxembourg)
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.00% Floor), 4.63%, 07/02/25(c)(e)	1,669,511	1,680,989
		28,884,670
TRANSPORTATION: CONSUMER - 5.2%
The Hertz Corporation
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/30/28(c)	3,239,626	3,246,219
First Lien Term Loan C, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 06/30/28(c)	612,075	613,321
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.08%, 01/25/24(c)	3,987,084	3,742,875
United Airlines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28(c)	4,927,771	4,972,860
		12,575,275
UTILITIES: ELECTRIC - 1.2%
PG&E Corporation
First Lien Term Loan, (3M LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25(c)	2,993,411	2,949,916

WHOLESALE - 3.1%
LBM Acquisition, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(b)(c)	6,070,108	6,022,063
First Lien Term Loan B2, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(b)(c)	1,477,268	1,465,575
		7,487,638
Total Senior Loans
(Cost $273,421,787)		270,988,797

Corporate Notes and Bonds - 28.6%
AEROSPACE & DEFENSE - 1.7%
Transdigm, Inc.
8.00%, 12/15/25(h)(i)	1,068,000	1,140,090
6.25%, 03/15/26(h)(i)	3,000,000	3,131,250
		4,271,340
AUTOMOTIVE - 1.3%
Carvana Co.
4.88%, 09/01/29(h)(i)	2,527,000	2,505,647
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29(h)(i)	543,000	564,087
		3,069,734
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.2%
PGT Innovations, Inc.
4.38%, 10/01/29(h)(i)	600,000	605,253

BEVERAGE, FOOD & TOBACCO - 2.9%
JBS, S.A.
6.50%, 04/15/29(h)(i)	1,362,000	1,523,737
5.50%, 01/15/30(h)(i)	2,000,000	2,226,940
Restaurant Brands International, Inc. (Canada)
5.75%, 04/15/25(e)(h)(i)	2,000,000	2,102,200
The Kraft Heinz Co.
4.25%, 03/01/31(h)	1,000,000	1,131,177
		6,984,054
CAPITAL EQUIPMENT - 0.9%
Clark Equipment Company (Republic of Korea)
5.88%, 06/01/25(e)(h)(i)	2,000,000	2,096,010

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds (continued)
CHEMICALS, PLASTICS, & RUBBER - 1.3%
LSF11 A5 HoldCo, LLC
6.63%, 04/15/22(d)(h)(i)	1,000,000	1,020,000
W.R. Grace & Co.
4.88%, 06/15/27(h)(i)	2,000,000	2,060,000
		3,080,000
CONSUMER GOODS: NON-DURABLE - 0.6%
Prestige Brands, Inc.
5.13%, 01/15/28(h)(i)	1,429,000	1,492,948

CONTAINERS, PACKAGING & GLASS - 0.9%
Ardagh Packaging Finance PLC
5.25%, 04/30/25(h)(i)	2,000,000	2,091,060

ENERGY: OIL & GAS - 1.3%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	1,202,000	1,115,834
10.50%, 05/15/27(h)(i)	2,089,000	2,081,835
		3,197,669
HEALTHCARE & PHARMACEUTICALS - 2.3%
Bausch Health Companies, Inc.
5.25%, 02/15/31(h)(i)	3,000,000	2,763,165
Encompass Health Corp.
4.63%, 04/01/31(h)	1,349,000	1,419,553
RP Escrow Issuer, LLC
5.25%, 12/15/25(h)(i)	1,463,000	1,506,970
		5,689,688
HIGH TECH INDUSTRIES - 0.9%
SS&C Technologies, Inc.
5.50%, 09/30/27(h)(i)	2,000,000	2,114,376

HOTEL, GAMING & LEISURE - 1.7%
Churchill Downs, Inc.
5.50%, 04/01/27(h)(i)	2,000,000	2,077,500
Life Time, Inc.
5.75%, 01/15/26(h)(i)	2,000,000	2,072,500
		4,150,000
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.6%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	2,121,000	2,213,518
MAV Acquisition Corporation
5.75%, 08/01/28(h)(i)	2,000,000	1,967,850
Outfront Media Capital, LLC
5.00%, 08/15/27(h)(i)	2,000,000	2,053,800
		6,235,168
MEDIA: BROADCASTING & SUBSCRIPTION - 1.6%
CSC Holdings, LLC
5.75%, 01/15/30(h)(i)	3,000,000	3,054,465
Ziggo B.V. (Netherlands)
4.88%, 01/15/30(e)(h)(i)	750,000	774,375
		3,828,840
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	2,937,000	–
		–
RETAIL - 0.9%
PetSmart, Inc.
7.75%, 02/15/29(h)(i)	2,000,000	2,185,110

SERVICES: BUSINESS - 0.8%
Allied Universal Holdco LLC
6.00%, 06/01/29(h)(i)	2,000,000	1,976,240

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds (continued)
TELECOMMUNICATIONS - 3.8%
Frontier Communications Holdings, LLC
5.00%, 05/01/28(h)(i)	3,000,000	3,153,750
Lumen Technologies, Inc.
4.00%, 02/15/27(h)(i)	3,000,000	3,069,150
4.25%, 07/01/28(h)(i)	3,000,000	3,026,940
		9,249,840
TRANSPORTATION: CONSUMER - 1.7%
United Airlines Holdings, Inc.
5.88%, 10/15/27(h)	3,709,900	4,159,097

WHOLESALE - 1.2%
LBM Acquisition, LLC
6.25%, 01/15/29(h)(i)	2,952,000	2,954,701
Total Corporate Notes and Bonds
(Cost $67,554,457)		69,431,128

Structured Products - 10.2%(m)
Anchorage Capital CLO, Ltd. (Cayman Islands)
2015-6A, Class ER, 6.48%, 07/15/30(e)(i)(n)	4,400,000	4,362,442
Fortress Credit BSL CLO, Ltd. (Cayman Islands)
2021-3 Class E, 7.18%, 07/20/34(e)(i)(n)	3,000,000	2,919,717
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E, 7.28%, 04/15/31(e)(i)(n)	4,000,000	3,807,724
Golub Capital Partners CLO, Ltd. (Cayman Islands)
2021-55A, Class E, 6.65%, 07/20/21(e)(i)(n)	2,000,000	2,000,006
KKR Financial CLO, Ltd. (Cayman Islands)
2017, Class ER, 7.52%, 04/15/34(e)(i)(n)	2,750,000	2,753,421
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER, 8.10%, 10/20/30(e)(i)(n)	5,000,000	4,982,015
2017-1A, Class E, 7.43%, 01/24/30(e)(i)(n)	4,000,000	3,926,716
Total Structured Products
(Cost $24,555,604)		24,752,041

Common Stocks - 4.1%	Quantity	Value ($)
AUTOMOTIVE - 0.1%
APC Parent, Inc.(d)(j)	241,972	114,670

BANKING, FINANCE, INSURANCE & REAL ESTATE - 2.8%
Medical Card System, Inc.(d)	914,981	6,893,272

ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)(j)	7,743	–

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	25,463
F & W Media, Inc.(d)(j)	9,511	–
		25,463
MEDIA: BROADCASTING & SUBSCRIPTION - 0.9%
Anuvu Corp.(d)(j)	102,608	2,099,360

RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	2,679,190	–

SERVICES: BUSINESS - 0.3%
Skillsoft Corp.(j)	58,964	689,289
Total Common Stocks
(Cost $2,797,704)		9,822,054

Preferred Stocks - 0.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Watford Holdings, Ltd. (Bermuda)
(LIBOR + 6.68%, 1.00% Floor), 7.68%(d)(e)	37,863	946,575

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK), 0.00%(d)(f)(h)	3,126	156,434
Total Preferred Stocks
(Cost $1,098,068)		1,103,009

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Schedule of Investments (continued)
September 30, 2021 (unaudited)

	Quantity	Value ($)

Warrants - 0.0%
SERVICES: BUSINESS - 0.0%
CareStream Health, Inc.(d)(j)	22	–
Total Warrants
(Cost $0)		–

Total Investments - 155.2%
(Cost of $369,427,620)		376,097,029
Other Assets & Liabilities, Net - (5.30)%		(12,837,109)
Loan Outstanding - (49.86)%(k)(l)		(120,867,066)
Net Assets (Applicable to Common Shares) - 100.0%		242,392,854

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2021. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2021, the 1, 2, 3 and 6 month LIBOR rates were 0.08%, 0.11%, 0.13% and 0.16%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2021, these securities amounted to $87,473,342, or 36.1% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $121,000,000 less unamortized deferred financing costs of $132,934.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2021.

See accompanying Notes to Schedule of Investments

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments
September 30, 2021 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2021 is as follows:

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments (continued)
September 30, 2021 (unaudited)

Apollo Tactical Income Fund Inc.
	Total Fair Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$8,891,413	$8,891,413	$-	$-
Senior Loans	270,988,797	-	265,709,618	5,279,179
Corporate Notes and Bonds	69,431,128	-	68,411,128	1,020,000
Structured Products	24,752,041	-	24,752,041	-
Common Stocks	9,822,054	689,289	-	9,132,765
Preferred Stocks	1,103,009	-	-	1,103,009
Warrants	-	-	-	-
Unrealized appreciation on Unfunded Loan Commitments	24,880	-	24,880	-
Total Assets	$385,013,322	$9,580,702	$358,897,667	$16,534,953
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(982)	-	-	(982)
Total Liabilities	(982)	-	-	(982)
	$385,012,340	$9,580,702	$358,897,667	$16,533,971

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2021 through September 30, 2021:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Structured Product	Common Stocks	Preferred Stocks	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$16,676,751	$9,221,275	$-	$2,329,420	$4,966,102	$136,991	$22,963	$-
Purchases, including capitalized PIK	7,644,491	4,464,071	1,000,000	-	2,180,420	-	-	-
Sales/Paydowns	(12,273,503)	(7,974,192)	-	(2,425,000)	(1,874,311)	-	-	-
Accretion/(amortization) of discounts/(premiums)	22,925	21,565	-	1,360	-	-	-	-
Net realized gain/(loss)	(2,100,128)	(1,968,111)	-	(41,679)	(43,431)	-	(46,907)	-
Change in net unrealized appreciation/(depreciation)	5,806,911	1,704,622	20,000	135,899	3,903,985	19,443	23,944	(982)
Transfers into Level 3	1,894,892	948,317	-	-	-	946,575	-	-
Transfers out of Level 3	(1,138,368)	(1,138,368)	-	-	-	-	-	-
Total Fair Value, end of period	$16,533,971	$5,279,179	$1,020,000	$-	$9,132,765	$1,103,009	$-	$(982)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2021 was $3,587,001.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments (continued)
September 30, 2021 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2021:

Assets/Liabilities	Fair Value at September 30, 2021	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$2,215,927	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	9,757	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	65,715	Discounted Cash Flow (c)	Discount Rate (c)	9.30% - 10.30%	9.80%

	948,317	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	8.0x - 9.0x	8.5x

	2,039,463	Transaction Approach (e)	Cost (e)	N/A	N/A

Corporate Notes and Bonds	1,020,000	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Common Stocks	25,463	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	7.0x	7.0x

	-	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	6,893,272	Guideline Public Company (d) Transaction Approach (f)	TEV | EBITDA Multiple (d) Term Sheet (f)	6.5x N/A	6.5x N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	114,670	Recoverability (b)	Estimated Proceeds (b)	$0.47	$0.47

	2,099,360	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	5.25x - 5.75x	5.5x

Preferred Stocks	156,434	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	7.0x	7.0x

	946,575	Discounted Cash Flow (c)	Discount Rate (c)	8.32% - 8.82%	8.57%

Warrants	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Unfunded Loan Commitments	(982)	Discounted Cash Flow (c)	Discount Rate (c)	9.30% - 10.30%	9.80%

	-	Transaction Approach (e)	Cost (e)	N/A	N/A

Total Fair Value	$16,533,971

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable input used in the valuation model was estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.
(f)
The Fund utilized a transaction approach to fair value this security. The significant unobservable input used in the valuation model was a term sheet. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments (continued)
September 30, 2021 (unaudited)

General Commitments and Contingencies
As of September 30, 2021, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
II-VI Incorporated Backstop Term Loan	$1,568,771
II-VI Incorporated Bridge Term Loan	620,212
Anuvu Holdings 2, LLC Delayed Draw Term Loan	116,210
Electron BidCo Inc. Backstop Term Loan 1L*	1,800,000
Gray Television, Inc. Bridge Term Loan 1L*	800,000
Gray Television, Inc. Bridge Term Loan 2L*	1,200,000
Intelsat Jackson Holdings S.A. DIP Term Loan	727,375
LBM Acquisition, LLC Delayed Draw Term Loan B2**	740,490
Pro Mach Group, Inc. Delayed Draw Term Loan**	380,904
Sovos Compliance, LLC Delayed Draw Term Loan	368,151
TPG Holdings III, LLC Delayed Draw Term Loan*	174,559
Trident TPI Holdings, Inc. Delayed Draw Term Loan **	755,694
Ultimate Baked Goods Midco, LLC Revolving Term Loan **	208,243
Total unfunded loan commitments	$9,460,609

*Subsequent to September 30, 2021, the outstanding loan commitment was terminated.
**Subsequent to September 30, 2021, all or a portion of the outstanding commitment was funded.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.